COMMITMENTS AND CONTINGENCIES (Details 3)	12 Months Ended										1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Dec. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Minimum M	Dec. 31, 2011 Maximum M	Jan. 31, 2011 Settlement of Litigation USD ($)	Dec. 31, 2011 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2010 MTS Finance Notes due 2012 USD ($)	Dec. 31, 2005 Tarino Limited USD ($)	Nov. 30, 2006 Tarino Limited USD ($)	Mar. 31, 2005 Bitel LLC USD ($) company	Dec. 31, 2006 Bitel LLC USD ($)	Dec. 31, 2005 Bitel LLC
Business acquisitions
Percentage of stake acquired											51.00%
Cash consideration paid for acquisition											$ 150,000,000
Remaining percentage of interest acquired in Tarino shares in Option Shares											49.00%
Call and put option price											170,000,000
Percentage of investment in Bitel at cost as the Group did not regain operational control															51.00%
Impairment liability	349,400,000	10,500,000,000												170,000,000
Payment for Option Shares								170,000,000				170,000,000
Damages								5,900,000
Interest and other costs								34,900,000
Liability under the arbitration award			213,152,000		210,760,000			210,800,000
Additional liabilities under the arbitration award			3,200,000		40,800,000
Total notes			3,361,882,000		3,322,852,000				400,000,000	400,000,000
Expected term under the Rules of the London Court of International Arbitration						6	12
Worth of VimpelCom common shares that Altimo Cooperatief U.A lodged with the lsle of Man court				500,000,000
Number of Isle of Man companies named defendants in lawsuits filed by Bitel seeking the return of dividends received by them													3
Return of dividends received sought under lawsuits													25,200,000
Losses and accrued interest sought under lawsuits													$ 3,700,000